Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 17,810,231		$ 17,810,231		$ 16,472,629	$ 20,002,960
Cash flows from operations			1,539,903	$ 3,849,327	4,657,679	186,365
Net income	$ (117,120)	$ (836,172)	$ (1,337,602)	$ 6,404,011	3,530,331	$ (3,973,128)
Working capital					857,542
Cash and cash equivalents					$ 4,699,372